RELATED PARTY PAYABLES (Details)	9 Months Ended
Sep. 30, 2015 USD ($)
RELATED PARTY PAYABLES
CFO advanced the company to fund the operations	$ 156,695
Company paid in cash	148,962
Leaving payable	122,195
Chairman advanced the Company to fund the operations	47,829
Company owes a related party for marketing services	39,185
Company received from its Chairman	85,300
Company repaid a total outstanding loans	269,250
Company received a further in loans from its CFO	12,000
Repaid	$ 10,000